Note 08 - Other Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019
Other Income [Abstract]
Insurance premiums	[1]	€ 3		€ 3
Net income (loss) from hedge relationships qualifying for hedge accounting		195	€ (214)	(635)	[1]
Remaining other income (loss)	[2]	(185)	162	(40)	[1]
Total other income (loss)		€ 13	€ (48)	€ (671)	[1]

[1]	Prior years' comparatives aligned to presentation in the current year.
[2]	Includes net gains (losses) of € 10 million, € -59 million and € 4 million for the years ended December 31, 2021, 2020 and 2019, respectively, that are related to non-current assets and disposal groups held for sale.